Consolidated Statements of Changes in Equity - USD ($) shares in Thousands, $ in Thousands		Preferred Stock [Member] Series A Preferred Stock [Member]		Preferred Stock [Member] Series B Preferred Stock [Member]		Common Stock [Member] Common Class A [Member]		Common Stock [Member] Common Class B [Member]		Additional Paid-in Capital [Member]		Retained Earnings [Member]		Stock Receivable Equity Reserve Amount [Member]		Treasury Stock, Common [Member]		AOCI Including Portion Attributable to Noncontrolling Interest [Member]		Noncontrolling Interest [Member]		Series B Preferred Stock [Member]	Common Class A [Member]	Total		Redeemable Noncontrolling Interests [Member]
Balance at Mar. 31, 2022						$ 2				$ 1,634,217	[1]					$ (3,444)		$ (1,326)		$ 277,887				$ 1,907,336		$ 992,238
Balance, shares at Mar. 31, 2022						2,252	[1]	239	[1]
Net income (loss)	[2]									(130,980)	[1]									(132,644)				(263,624)		11,524
Noncontrolling interest reclass
Recognition of share-based compensation cost	[2]									10,085	[1]													10,085
Unrealized gain on available-for-sale debt securities	[2]										[1]							11,226						11,226
BCH Preferred Series A.0 Unit Accounts guaranteed payment accrual	[2]										[1]															(15,822)
Equity issuance costs	[2]									(15)	[1]													(15)
Payment of employee payroll taxes on restricted equity units	[2]									(206)	[1]									(919)				(1,125)
Reclass of distributions payable to noncontrolling interest holder	[2]										[1]									(1,719)				(1,719)
Non-cash dividend to related party	[2]									(147)	[1]													(147)
Share-based awards to related party employees	[2]									147	[1]													147
Deemed dividend for BCG Preferred Series B.2 Unit Accounts preferred return	[2]									37,133	[1]													37,133		(37,133)
Redemption of BCG Preferred Series B.2 Unit Accounts	[2]									(4,637)	[1]													(4,637)
Distribution to noncontrolling interest																				131
Purchase of noncontrolling interest	[2]										[1]									(131)				(131)
Noncash issuance of noncontrolling interest and redeemable preferred equity	[2]									11,674	[1]									299				11,973
Issuance of noncontrolling interest	[2]										[1]									2,430				2,430
Deemed dividend upon issuance for U. S. GAAP to tax basis true-up	[2]									314	[1]													314		(314)
Reclass of allocated income for FLP Subclass 3 to payable	[2]										[1]									(933)				(933)
Issuance of BCG Preferred Series B.2 Unit Accounts	[2]									20,100	[1]													20,100
Annual reallocation of FLP	[2]									2,057	[1]									(2,057)
Balance at Mar. 31, 2023						$ 2				1,579,742	[1]					(3,444)		9,900		142,213				1,728,413	[3]	950,493
Balance, shares at Mar. 31, 2023						2,252	[1]	239	[1]
Net income (loss)										(36,432)		(1,079,091)								(44,552)				(1,160,075)		4,105
Recognition of share-based compensation cost										27,001														27,001
Unrealized gain on available-for-sale debt securities																		4,290						4,290
BCH Preferred Series A.0 Unit Accounts guaranteed payment accrual																										(4,105)
Issuance of common shares to settle liability		$ 3								(4,293)														(4,290)
Issuance of common shares to settle liability, shares		2,749				100
Payment of employee payroll taxes on restricted equity units										(84)														(84)
Conversion of Series A preferred stock to Class A common stock		$ (3)								3
Conversion of Series A preferred to Class A common, shares		(2,749)				9
Issuance of shares in connection with transactions closing post de-SPAC										5,153										133				5,286
Issuance of shares in connection with transactions closing post de-SPAC, shares						7
Reclass of distributions payable to noncontrolling interest holder																				(329)				(329)
Issuance of shares to settle liability assumed at de-SPAC										2,745														2,745
Issuance of shares to settle liability assumed at de-SPAC, shares						3
Non-cash dividend to related party										(110)														(110)
Share-based awards to related party employees										110														110
Conversion of Preferred Series C Unit Accounts to Class A common stock										3,884										(3,884)
Conversion of Preferred Series C Unit Accounts to Class A common stock, shares						5
Deemed dividend for BCG Preferred Series B.2 Unit Accounts preferred return										6,942										(6,942)
Redemption of BCG Preferred Series B.2 Unit Accounts										(1,413)														(1,413)
Stock receivable on prepaid forward purchase														(20,038)										(20,038)
Reclass of BCH Preferred A.1 Unit Accounts from temporary to permanent equity																				699,441				699,441		(699,441)
Balance at Jun. 30, 2023						$ 2				1,583,248		(1,079,091)		(20,038)		(3,444)		14,190		786,080				1,280,947		251,052
Balance, shares at Jun. 30, 2023						2,376		239
Balance at Mar. 31, 2023						$ 2				1,579,742	[1]					(3,444)		9,900		142,213				1,728,413	[3]	950,493
Balance, shares at Mar. 31, 2023						2,252	[1]	239	[1]
Net income (loss)	[2]									(36,432)	[1]	(2,059,214)								(579,331)				(2,674,977)		16,793
Recognition of share-based compensation cost	[2]									39,103	[1]													39,103
Unrealized gain on available-for-sale debt securities	[2]										[1]							4,070						4,070
BCH Preferred Series A.0 Unit Accounts guaranteed payment accrual	[2]										[1]															(16,793)
Issuance of common shares to settle liability			[2]		[2]		[2]		[2]	5,251	[1],[2]		[2]		[2]		[2]		[2]		[2]	$ 38,700	$ 5,300	5,251	[2]		[2]
Issuance of common shares to settle liability, shares				27		98	[1]
Equity issuance costs	[2]									(1,895)	[1]													(1,895)
Payment of employee payroll taxes on restricted equity units	[2]									(116)	[1]													(116)
Conversion of Series A preferred stock to Class A common stock	[2]	$ (3)								3	[1]
Conversion of Series A preferred to Class A common, shares		(2,749)				9	[1]
Reclass of distributions payable to noncontrolling interest holder	[2]										[1]									(1,170)				(1,170)
Non-cash dividend to related party	[2]									(110)	[1]													(110)
Share-based awards to related party employees	[2]									110	[1]													110
Conversion of Preferred Series C Unit Accounts to Class A common stock	[2]					$ 1				205,758	[1]									(205,759)
Conversion of Preferred Series C Unit Accounts to Class A common stock, shares	[1]					551
Deemed dividend for BCG Preferred Series B.2 Unit Accounts preferred return	[2]									6,942	[1]									(6,942)
Redemption of BCG Preferred Series B.2 Unit Accounts	[2]									(1,413)	[1]													(1,413)
Stock receivable on prepaid forward purchase	[2]										[1]			(20,038)										(20,038)
Reclass of BCH Preferred A.1 Unit Accounts from temporary to permanent equity	[2]										[1]									699,441				699,441		(699,441)
Issuance of common and preferred shares upon closing of de-SPAC merger transaction, net of issuance costs	[2]	$ 3								(4,293)	[1]													(4,290)
Issuance of common and preferred shares upon closing of de-SPAC transaction, net of issuance costs, shares		2,749				100	[1]
Issuance of shares in connection with recent financings	[2]									12,877	[1]									(3,060)				9,817
Issuance of shares in connection with recent financings, shares	[1]					92
Conversion of BCH Class S Ordinary to Class A common stock	[2]									3,884	[1]									(3,884)
Conversion of BCH Class S Ordinary to Class A common stock, shares	[1]					5
Reclassification of realized gain upon transfer from available-for-sale debt security to equity interest	[2]										[1]							(13,694)						(13,694)
Settlement of restricted stock units	[2]										[1]
Settlement of restricted stock units, shares	[1]					68
Issuance of Series B-1 preferred stock in connection with recent financings	[2]			$ 4						38,653	[1]									992				39,649
Issuance of Series B-1 preferred stock in connection with recent financings, shares				3,969
Distribution to noncontrolling interest	[2]										[1]									(269)				(269)
Conversion of Series B-1 preferred stock to Class A common stock	[2]			$ (4)						4	[1]
Conversion of Series B-1 preferred stock to Class A common stock, shares				(3,769)		173	[1]
Balance at Mar. 31, 2024						$ 3				1,848,068	[1]	(2,059,214)		(20,038)		(3,444)		276		42,231				(192,118)		251,052
Balance, shares at Mar. 31, 2024				227		3,348	[1]	239	[1]
Net income (loss)												47,667								(7,713)				39,954		4,356
Noncontrolling interest reclass																				(225)				(225)
Recognition of share-based compensation cost										994														994
Issuance of shares in connection with equity purchase agreement						$ 1				2,554														2,555
Issuance of shares (in shares)						449
Unrealized gain on available-for-sale debt securities																		(21)						(21)
BCH Preferred Series A.0 Unit Accounts guaranteed payment accrual																										(4,356)
Issuance of common shares to settle liability										914														914
Issuance of common shares to settle liability, shares						129
Equity issuance costs										(343)														(343)
Rounding adjustment in connection with reverse stock split
Rounding adjustment in connection with reverse stock split ( in shares)						80
Reclass of distributions payable to noncontrolling interest holder																				(225)
Balance at Jun. 30, 2024						$ 4				$ 1,852,187		$ (2,011,547)		$ (20,038)		$ (3,444)		$ 255		$ 34,293				$ (148,290)		$ 251,052
Balance, shares at Jun. 30, 2024				227		4,006		239

[1]	Periods presented have been adjusted to reflect the 1-for-80 reverse stock split on April 18, 2024. See Note 1 - Summary of Significant Accounting Policies - Reverse Stock Split, for additional information.
[2]	Retroactively adjusted the fiscal year ended March 31, 2023 for the de-SPAC merger transaction as described in Note 4.
[3]	Retroactively adjusted March 31, 2023 for the de-SPAC merger transaction as described in Note 4.